Operating Costs - Information about auditor fees (Detail) - Principal auditor [member] - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Auditors remuneration [abstract]
Audit of these financial statements	£ 3.3	£ 3.1	£ 3.4
Audit of financial statements of subsidiaries	3.3	3.4	2.3
Audit related assurance services	1.6	1.6	1.4
Total audit fees (Audit fees)	8.2	8.1	7.1
Other services relevant to taxation (Tax fees)	0.1	0.3	0.5
Other assurance services (Audit related fees)	0.6	0.5	0.4
All other non-audit fees (All other fees)	1.0	0.9	0.9
Auditors remuneration, Total	£ 9.9	£ 9.8	£ 8.9